Other, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Government grants | ¥		¥ 5,104	¥ 415	¥ 112
Others | ¥		(27)	(156)	89
Total other, net | ¥		¥ 5,077	¥ 259	¥ 201
US$ [Member]
Government grants | $	$ 722
Others | $	(3)
Total other, net | $	$ 719